Revenue from Contracts with Customers - Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 19,875	₩ 18,574	₩ 13,579
Micro-transaction revenue
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	17,159	16,787	12,622
Micro-transaction revenue | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	10,216	9,918	9,374
Micro-transaction revenue | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	6,943	6,869	3,248
Royalties and license fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	2,426	101	117
Royalties and license fees | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	164	49	96
Royalties and license fees | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	2,262	52	21
Website and application development
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 290	₩ 1,686	₩ 840